Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Credit Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.83%	(0.05%)	3.15%
Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.04%	1.09%	4.00%
Lipper Corporate Debt Funds BBB-Rated Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.23%	(0.47%)	2.96%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	(0.76%)	2.93%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.57%	(2.17%)	1.40%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.22%	(1.19%)	1.57%
C
Prospectus [Line Items]
Average Annual Return, Percent		5.14%	(0.67%)	2.74%
F
Prospectus [Line Items]
Average Annual Return, Percent		4.98%	(0.07%)	3.29%
IS
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	0.38%	3.66%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	0.40%	3.65%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, USD-denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
[3]	The Blended Index is a custom blended index comprised of 75% of the Bloomberg US Credit Index and 25% of the Bloomberg US Corporate High Yield 2% Issuer Capped Index. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
[4]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.